Investment Contract Liabilities - Investment Contracts Contractual Obligations (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of performance obligations [line items]
Investment contracts contractual obligations	$ 347,497	$ 322,793
Less than 1 year
Disclosure of performance obligations [line items]
Investment contracts contractual obligations	340,567	316,119
1 to 3 years
Disclosure of performance obligations [line items]
Investment contracts contractual obligations	2,372	2,766
3 to 5 years
Disclosure of performance obligations [line items]
Investment contracts contractual obligations	1,183	1,170
Over 5 years
Disclosure of performance obligations [line items]
Investment contracts contractual obligations	$ 3,375	$ 2,738